As filed with the Securities and Exchange Commission on March 24, 2025

Registration No. 333-284757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Fidelity Financial Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

FIDELITY ADVISOR® EQUITY INCOME FUND
A SERIES OF
FIDELITY ADVISOR SERIES I
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098
To the Shareholders of Fidelity Advisor® Equity Income Fund:
Enclosed is important information concerning your investment in Fidelity Advisor® Equity Income Fund. We wish to inform you that the Board of Trustees (the Board) of Fidelity Advisor Series I Trust, after careful consideration, has approved an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Equity Income Fund to Fidelity® Equity Dividend Income Fund, a series of Fidelity Financial Trust, which has the same investment objective and substantially similar investment strategies, in exchange solely for corresponding shares of beneficial interest of Fidelity® Equity Dividend Income Fund and the assumption by Fidelity® Equity Dividend Income Fund of Fidelity Advisor® Equity Income Fund’s liabilities, in complete liquidation of Fidelity Advisor® Equity Income Fund (the Reorganization).
The attached combined Prospectus/Information Statement describes the Reorganization in greater detail and contains important information about Fidelity® Equity Dividend Income Fund. The Board believes that this Reorganization is in the best interests of shareholders.
Following the close of business on June 6, 2025, Fidelity Advisor® Equity Income Fund will be reorganized into Fidelity® Equity Dividend Income Fund.
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. Shareholder approval of the merger is not required because the differences between Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund do not mandate shareholder approval under Rule 17a-8(a)(3) under the Investment Company Act of 1940. You will automatically receive shares of Fidelity® Equity Dividend Income Fund in exchange for your shares of Fidelity Advisor® Equity Income Fund as of the closing date. If, after reviewing the information contained in the enclosed Prospectus/ Information Statement, you do not wish to receive shares of the Fidelity® Equity Dividend Income Fund pursuant to the Reorganization, you may redeem your shares of the Fidelity Advisor® Equity Income Fund at any time prior to the close of business on June 6, 2025. Keep in mind that any such redemption may have tax consequences and you should consult your tax advisor. If you have questions, you may contact us at 1-877-208-0098. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.
By order of the Board of Trustees,
NICOLE MACARCHUK, Secretary
March 24, 2025

FIDELITY ADVISOR® EQUITY INCOME FUND A SERIES OF FIDELITY ADVISOR SERIES I	FIDELITY® EQUITY DIVIDEND INCOME FUND A SERIES OF FIDELITY FINANCIAL TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098
INFORMATION STATEMENT AND PROSPECTUS
MARCH 24, 2025
This combined Information Statement and Prospectus (Information Statement) is furnished to shareholders of Fidelity Advisor® Equity Income Fund, a series of Fidelity Advisor Series I (the trust), in connection with a separate Agreement and Plan of Reorganization (the Agreement) for Fidelity Advisor® Equity Income Fund that has been approved by the Board of Trustees (the Board) of the trust.
As more fully described in the Information Statement, the transaction contemplated by the Agreement is referred to as the Reorganization. When the Reorganization occurs, each shareholder of Fidelity Advisor® Equity Income Fund will become a shareholder of Fidelity® Equity Dividend Income Fund. Fidelity Advisor® Equity Income Fund will transfer all of its assets to Fidelity® Equity Dividend Income Fund in exchange solely for shares of beneficial interest of Fidelity® Equity Dividend Income Fund and the assumption by Fidelity® Equity Dividend Income Fund of Fidelity Advisor® Equity Income Fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on June 6, 2025, or such other time and date as the parties may agree (the Closing Date).
Fidelity® Equity Dividend Income Fund (together with Fidelity Advisor® Equity Income Fund, the funds), an equity fund, is a diversified series of Fidelity Financial Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® Equity Dividend Income Fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index. In addition, consistent with the primary objective of obtaining dividend and interest income, Fidelity® Equity Dividend Income Fund will consider the potential for achieving capital appreciation.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Information Statement sets forth concisely the information about the Reorganization and Fidelity® Equity Dividend Income Fund that shareholders should know. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Information Statement by reference, which means they are part of this Information Statement for legal purposes:
(i)	the Statement of Additional Information dated March 24, 2025, relating to this Information Statement;
(ii)
the Summary Prospectus for Fidelity® Equity Dividend Income Fund dated February 14, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, a copy of which accompanies this Information Statement;

(iii)	the Prospectus for Fidelity® Equity Dividend Income Fund dated February 14, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(iv)	the Statement of Additional Information for Fidelity® Equity Dividend Income Fund dated February 14, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(v)	the Form N-CSR for Fidelity® Equity Dividend Income Fund for the fiscal year ended November 30, 2024;
(vi)	the Prospectus for Fidelity Advisor® Equity Income Fund dated January 29, 2025, as supplemented January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(vii)	the Statement of Additional Information for Fidelity Advisor® Equity Income Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares; and
(viii)	the Form N-CSR for Fidelity Advisor® Equity Income Fund for the fiscal year ended November 30, 2024.
For a free copy of a fund’s current Prospectus(es), Statement(s) of Additional Information, or Form N-CSR call Fidelity at 1-800-544-8544 (Retail class) or 1-877-208-0098 (Advisor classes), visit Fidelity’s web sites at either www.fidelity.com or institutional.fidelity.com, or write to Fidelity Distributors Company LLC (FDC) at 900 Salem Street, Smithfield, Rhode Island 02917.
Fidelity Advisor Series I and Fidelity Financial Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each Trust must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by email to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

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SYNOPSIS
The following is a summary of certain information contained elsewhere in this Information Statement, in the Agreement, and/or in the Prospectus and Statement of Additional Information of Fidelity Advisor® Equity Income Fund, which are incorporated herein by reference. Shareholders should read the entire Information Statement and the prospectus of Fidelity Equity Dividend Income Fund carefully for more complete information.
Certain arrangements described herein, including without limitation, the establishment of Class A, Class M, Class C, Class I, and Class Z shares, are not currently in effect for Fidelity® Equity Dividend Income Fund, but rather are expected to become effective prior to consummation of the Reorganization.
What is involved in the Reorganization?
As more fully described in “The Transaction” below, the Board of the trust has approved the Reorganization of Fidelity Advisor® Equity Income Fund, a series of Fidelity Adviser Series I, into Fidelity® Equity Dividend Income Fund, a series of Fidelity Financial Trust. You are receiving this Information Statement because you are a shareholder of Fidelity Advisor® Equity Income Fund and will be impacted by the Reorganization.
When the Reorganization occurs, each shareholder of Fidelity Advisor® Equity Income Fund will become a shareholder of Fidelity® Equity Dividend Income Fund instead. Fidelity Advisor® Equity Income Fund will transfer all of its assets to Fidelity® Equity Dividend Income Fund in exchange solely for shares of beneficial interest of Fidelity® Equity Dividend Income Fund and the assumption by Fidelity® Equity Dividend Income Fund of Fidelity Advisor® Equity Income Fund’s liabilities in complete liquidation of the fund. Each shareholder of Fidelity Advisor® Equity Income Fund will receive shares of the corresponding class of Fidelity® Equity Dividend Income Fund. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.
For more information, please refer to the section entitled “The Transaction– Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the Reorganization?
Yes. The fund’s Board of Trustees has carefully reviewed and approved the Agreement and the Reorganization.
What am I being asked to vote on?
Because Rule 17a-8 under the Investment Company Act of 1940 (1940 Act) does not require shareholder approval under these conditions, we are not asking you for a proxy and you are requested not to send us one.
What are the reasons for the Reorganization?
The Board of Trustees considered the following factors, among others, in determining to approve the Agreement:
•
The Reorganization will permit Fidelity Advisor® Equity Income Fund shareholders to pursue the same investment objective and substantially similar investment strategies in a larger fund with lower expenses.

•
Based on the pro forma expense data, Fidelity Advisor® Equity Income Fund shareholders are expected to benefit from a lower management fee rate for each class, with total net expenses expected to decrease by 1 to 3 basis points, depending on the class.

•	The Agreement contains provisions designed to protect shareholders from dilution.
•	The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
For more information, please refer to the section entitled “The Transaction – Reasons for the Reorganization.”
How will you determine the number of shares of Fidelity® Equity Dividend Income Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, Fidelity Advisor® Equity Income Fund will distribute shares of Fidelity® Equity Dividend Income Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of Fidelity® Equity Dividend Income Fund equal in value to the net asset value of shares of Fidelity Advisor® Equity Income Fund held by such shareholder on the Closing Date.
For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization.”

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What class of shares of Fidelity® Equity Dividend Income Fund will I receive?
Holders of Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Advisor® Equity Income Fund will receive, Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Equity Dividend Income Fund, respectively. Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Equity Dividend Income Fund are being created to facilitate the Reorganization and will commence operations prior to the closing of the Reorganization.
Is the Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes to either fund or to the shareholders of either fund, except that a fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting. In addition, any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
For more information, please refer to the section entitled “The Transaction – Federal Income Tax Considerations.”
How do the funds’ investment objectives, strategies, policies, and limitations compare?
The funds have the same investment objective. Each fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation. Each fund’s investment objective is fundamental, that is, subject to change only by shareholder vote.
Although the funds have substantially similar principal investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund:

Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income Fund
The Adviser normally invests at least 80% of the fund’s assets in equity securities.	Same principal strategy.
The Adviser normally invests the fund’s assets primarily in income-producing equity securities. The Adviser may also invest the fund’s assets in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

The Adviser normally invests the fund’s assets primarily in income-producing equity securities that pay current dividends and that it believes show potential for capital appreciation. The Adviser may also invest the fund’s assets in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
The Adviser’s emphasis on income-producing equity securities tends to lead to investments in large cap “value” stocks. However, the Adviser is not constrained by any particular investment style. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.
The Adviser may also use covered call options as tools in managing the fund’s assets. By writing covered call options, the Adviser sells the option to buy a security held by the fund at a specified price in exchange for a premium.
No corresponding principal strategy. Fidelity® Equity Dividend Income Fund has an identical non-principal investment strategy.
Effective December 11, 2025, the Adviser normally invests at least 80% of assets in income-producing equity securities.	Effective December 11, 2025, the Adviser normally invests at least 80% of the fund’s assets in income-producing equity securities that pay current dividends.

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Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income Fund
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.
Same principal strategy.
Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest.	Same principal strategy.
No corresponding principal strategy.	Equity securities that pay current dividends are equity securities that have a historical record of paying dividends or have announced a future dividend payment.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
The funds have the same fundamental investment policies and limitations. Although the funds have substantially similar non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the non-fundamental investment policy and limitation differences between Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund:

Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income Fund
Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations.
Loans. The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Loans. The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.
For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses , and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Fidelity® Equity Dividend Income Fund.

7

How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund:
Management of the Funds
The principal business address of FMR, each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.
As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023, the Adviser had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to each fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR UK, FMR H.K., and FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
FMR is expected to continue serving as manager, and FMR UK, FMR H.K, and FMR Japan are expected to continue serving as sub-advisers of the combined fund after the Reorganization.
John Sheehy is Portfolio Manager of Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund, both of which he has managed since 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.
Mr. Sheehy is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
For information about the compensation of, any other accounts managed by, and any fund shares held by Fidelity Advisor® Equity Income Fund’s portfolio manager(s), please refer to the “Management Contract(s)” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
Each class of each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of each fund is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fidelity Advisor® Equity Income Fund
Fidelity Advisor® Equity Income Fund – Class A	0.59%
Fidelity Advisor® Equity Income Fund – Class M	0.58%
Fidelity Advisor® Equity Income Fund – Class C	0.62%
Fidelity Advisor® Equity Income Fund – Class I	0.60%
Fidelity Advisor® Equity Income Fund – Class Z	0.46%

Fidelity® Equity Dividend Income Fund
Fidelity® Equity Dividend Income Fund – Class A	0.59%
Fidelity® Equity Dividend Income Fund – Class M	0.58%
Fidelity® Equity Dividend Income Fund – Class C	0.62%
Fidelity® Equity Dividend Income Fund – Class I	0.60%
Fidelity® Equity Dividend Income Fund – Class Z	0.45%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

8

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity Advisor® Equity Income Fund is available in the fund’s Form N-CSRS for the fiscal period ended May 31, 2024. The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Equity Dividend Income Fund is available in the fund’s Form N-CSRS for the fiscal period ended May 31, 2024, and the fund’s Form N-CSR for the fiscal period ended November 30, 2024.
The combined fund will retain Fidelity® Equity Dividend Income Fund’s management fee structure.
For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses , and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Distribution of Fund Shares
The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.
Class A, Class M, Class C, Class I, and Class Z of Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund have each adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.
Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.
In addition, pursuant to each fund’s Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.
Class M of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.
In addition, pursuant to each fund’s Class M plan, Class M of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.
Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to each fund’s Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.
Each of Class I and Class Z of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I and Class Z.
The Distribution and Service Plans for the combined fund will remain unchanged.
For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses , and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.

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How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund and Class Operating Expenses
The following tables show the fees and expenses of Fidelity Advisor® Equity Income Fund for the 12 months ended November 30, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. The combined pro forma expenses for Fidelity Equity Dividend Income Fund shown below assume that the Reorganization occurs and are identical to those presented in the fee table included in the registration statement for the new Advisor share classes of the fund. Annual fund or class operating expenses are paid by each fund, or class, as applicable. In addition to the fees and expenses described below, you may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
As shown below, the Reorganization is expected to result in lower management fee rates for shareholders of Fidelity Advisor® Equity Income Fund.
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundB	Fidelity® Equity Dividend Income Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundC	Fidelity® Equity Dividend Income Fund Pro forma Combined
Management fee	0.59%A,B	0.57%	0.57%B
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.01%B	0.01%	0.01%B
Total annual operating expenses	0.85%	0.83%	0.83%

A
The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A was previously charged under the services agreements.

B	Adjusted to reflect current fees.
C	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

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Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundB	Fidelity® Equity Dividend Income Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundC	Fidelity® Equity Dividend Income Fund Pro forma Combined
Management fee	0.58%A,B	0.57%	0.57%B
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.01%B	0.01%	0.01%B
Total annual operating expenses	1.09%	1.08%	1.08%

A
The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class M was previously charged under the services agreements.

B	Adjusted to reflect current fees.
C	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundB	Fidelity® Equity Dividend Income Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.

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Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundC	Fidelity® Equity Dividend Income Fund Pro forma Combined
Management fee	0.59%A,B	0.57%	0.57%B
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.02%B	0.01%	0.01%B
Total annual operating expenses	1.61%	1.58%	1.58%

A
The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class C was previously charged under the services agreements.

B	Adjusted to reflect current fees.
C	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

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Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundA	Fidelity® Equity Dividend Income Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundC	Fidelity® Equity Dividend Income Fund Pro forma Combined
Management fee	0.59%A,B	0.57%	0.57%B
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.02%B	0.01%	0.01%B
Total annual operating expenses	0.61%	0.58%	0.58%

A
The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class I was previously charged under the services agreements.

B	Adjusted to reflect current fees.
C	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

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Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundA	Fidelity® Equity Dividend Income Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Income Fund	Fidelity® Equity Dividend Income FundC	Fidelity® Equity Dividend Income Fund Pro forma Combined
Management fee	0.46%A,B	0.45%	0.45%B
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.01%B	0.01%	0.01%B
Total annual operating expenses	0.47%	0.46%	0.46%

A
The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% for Class Z was previously charged under the services agreements.

B	Adjusted to reflect current fees.
C	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

14

Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds all of his or her shares, as applicable.
Class A

	Fidelity Advisor® Equity Income Fund		Fidelity® Equity Dividend Income Fund		Fidelity® Equity Dividend Income Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$657	$657	$655	$655	$655	$655
3 years	$831	$831	$825	$825	$825	$825
5 years	$1,019	$1,019	$1,009	$1,009	$1,009	$1,009
10 years	$ 1,564	$ 1,564	$1,541	$1,541	$ 1,541	$ 1,541

Class M

	Fidelity Advisor® Equity Income Fund		Fidelity® Equity Dividend Income Fund		Fidelity® Equity Dividend Income Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$457	$457	$456	$456	$456	$456
3 years	$684	$684	$681	$681	$681	$681
5 years	$930	$930	$925	$925	$925	$925
10 years	$ 1,632	$ 1,632	$1,621	$1,621	$ 1,621	$ 1,621

Class C

	Fidelity Advisor® Equity Income Fund		Fidelity® Equity Dividend Income Fund		Fidelity® Equity Dividend Income Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$264	$164	$261	$161	$261	$161
3 years	$508	$508	$499	$499	$499	$499
5 years	$876	$876	$860	$860	$860	$860
10 years	$ 1,708	$ 1,708	$1,677	$1,677	$ 1,677	$ 1,677

Class I

	Fidelity Advisor® Equity Income Fund		Fidelity® Equity Dividend Income Fund		Fidelity® Equity Dividend Income Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$62	$62	$59	$59	$59	$59
3 years	$195	$195	$186	$186	$186	$186
5 years	$340	$340	$324	$324	$324	$324
10 years	$ 762	$ 762	$726	$726	$ 726	$ 726

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Class Z

	Fidelity Advisor® Equity Income Fund		Fidelity® Equity Dividend Income Fund		Fidelity® Equity Dividend Income Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$48	$48	$47	$47	$47	$47
3 years	$151	$151	$148	$148	$148	$148
5 years	$263	$263	$258	$258	$258	$258
10 years	$ 591	$ 591	$579	$579	$ 579	$ 579

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
Do the procedures for purchasing and redeeming shares of the funds differ?
The procedures for purchasing and redeeming shares of the funds are the same. The procedures for purchasing and redeeming shares of the combined fund will remain unchanged.
For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses , and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by the funds are the same. The exchange privileges offered by the combined fund will remain unchanged.
For more information about exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses , and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
The funds’ dividend and distribution policies are the same. Each fund normally pays dividends in April, July, October, and December. Each fund normally pays capital gain distributions in December. The dividend and distribution policies of the combined fund will be the same as the current dividend and distribution policies of Fidelity® Equity Dividend Income Fund.
On or before the Closing Date, Fidelity Advisor® Equity Income Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain (if any).
For more information about dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses , and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Who bears the expenses associated with the Reorganization?
FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Equity Dividend Income Fund that occur after the Closing Date will be borne by Fidelity® Equity Dividend Income Fund.
For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

16

COMPARISON OF PRINCIPAL RISK FACTORS
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. To the extent a fund writes covered call options on particular securities, it gives up some ability to participate in price increases of the underlying securities. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.
The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and substantially similar strategies as described above, the funds are subject to identical investment risks.
What risks are associated with an investment in both of the funds?
Each fund is subject to the following principal risks:
•
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
•
Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.
The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	“Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
For more information about the principal risks associated with an investment in the funds , please refer to the “Investment Details” section of the funds’ Prospectuses , and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information , each of which is incorporated herein by reference.
How do the funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of Fidelity Advisor® Equity Income Fund shares and Fidelity® Equity Dividend Income Fund, a class of shares of Fidelity® Equity Dividend Income Fund, from year to year and compares the performance of shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the funds’ investment strategies. Index descriptions appear in the “Additional Index Information” section of Fidelity Advisor® Equity Income Fund’s Prospectus, which is incorporated herein by reference. Past performance (before and after taxes, if applicable) is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information for Fidelity Advisor® Equity Income Fund.
Visit www.fidelity.com for more recent performance information for Fidelity® Equity Dividend Income Fund, a class of shares of Fidelity® Equity Dividend Income Fund.
Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z for Fidelity® Equity Dividend Income Fund after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.

17

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Fidelity Advisor® Equity Income Fund – Class A

2015
-4.42%
2016
17.57%
2017
12.30%
2018
-10.41%
2019
27.18%
2020
1.22%
2021
22.06%
2022
-1.36%
2023
11.16%
2024
12.17%
30%
20%
10%
0%
-10%
-20%

During the periods shown in the chart for Class A:	*Returns*	*Quarter ended*
Highest Quarter Return	*17.47%*	*December 31, 2020*
Lowest Quarter Return	*-27.43%*	*March 31, 2020*

Fidelity® Equity Dividend Income Fund – Retail Class

2015
-2.54%
2016
15.88%
2017
14.09%
2018
-9.74%
2019
27.32%
2020
1.84%
2021
22.20%
2022
-1.06%
2023
11.58%
2024
12.47%
30%
20%
10%
0%
-10%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*17.16%*	*December 31, 2020*
Lowest Quarter Return	*-26.79%*	*March 31, 2020*

18

Average Annual Returns
Unlike the returns in the Fidelity Advisor Equity Income Fund – Class A bar chart above, the returns in the Fidelity Advisor Equity Income Fund table below reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Fidelity Advisor® Equity Income Fund

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	5.72%	7.45%	7.49%
Return After Taxes on Distributions	3.93%	5.84%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares	4.67%	5.61%	5.50%
Class M - Return Before Taxes	8.00%	7.70%	7.49%
Class C - Return Before Taxes	10.34%	7.88%	7.46%
Class I - Return Before Taxes	12.47%	9.00%	8.40%
Class Z - Return Before Taxes	12.64%	9.15%	8.56%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.98%	8.60%	8.40%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%

Fidelity® Equity Dividend Income Fund

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity Dividend Income Fund
Return Before Taxes	12.47%	9.09%	8.63%
Return After Taxes on Distributions	10.37%	7.26%	6.62%
Distributions and Sale of Fund Shares	8.87%	6.87%	6.47%
MSCI U.S. IM High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)	15.32%	8.25%	9.22%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.98%	8.60%	8.40%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%

Each fund has begun comparing its performance to the Russell 3000® Index to satisfy a new SEC disclosure requirement.

19

THE TRANSACTION
AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® EQUITY INCOME FUND AND FIDELITY® EQUITY DIVIDEND INCOME FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Information Statement.
The Agreement contemplates (a) Fidelity® Equity Dividend Income Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Equity Income Fund in exchange solely for shares of Fidelity® Equity Dividend Income Fund and the assumption by Fidelity® Equity Dividend Income Fund of Fidelity Advisor® Equity Income Fund’s liabilities; and (b) the distribution of shares of Fidelity® Equity Dividend Income Fund to the shareholders of Fidelity Advisor® Equity Income Fund as provided for in the Agreement.
The value of Fidelity Advisor® Equity Income Fund’s assets to be acquired by Fidelity® Equity Dividend Income Fund and the amount of its liabilities to be assumed by Fidelity® Equity Dividend Income Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Equity Dividend Income Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Equity Dividend Income Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.
As of the Closing Date, Fidelity® Equity Dividend Income Fund will deliver to Fidelity Advisor® Equity Income Fund, and Fidelity Advisor® Equity Income Fund will distribute to its shareholders of record, shares of Fidelity® Equity Dividend Income Fund so that each Fidelity Advisor® Equity Income Fund shareholder will receive the number of full and fractional shares of Fidelity® Equity Dividend Income Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Equity Income Fund held by such shareholder on the Closing Date; Fidelity Advisor® Equity Income Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Equity Income Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Equity Dividend Income Fund due that shareholder. The net asset value per share of Fidelity® Equity Dividend Income Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity® Equity Dividend Income Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Equity Income Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Equity Income Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Equity Income Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees and expenses associated with the filing of registration statements, which will consist principally of printing and mailing the Prospectus and the Information Statement.
In connection with the Reorganization, FMR may sell a portion of the securities held by Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity® Equity Dividend Income Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Equity Dividend Income Fund that occur after the Closing Date will be borne by Fidelity® Equity Dividend Income Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Fund. In addition, the Agreement may be amended in any mutually agreeable manner.
Reasons for the Reorganization
In determining whether to approve the Reorganization, the Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;

20

(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Fidelity Advisor® Equity Income Fund shareholders to pursue the same investment objective and substantially similar investment strategies in a larger fund with lower expenses. The Board considered that Fidelity Advisor® Equity Income Fund shareholders are expected to benefit from an expense reduction of approximately 1 to 3 basis points, depending on the class. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Advisor® Equity Income Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Equity Dividend Income Fund. Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Equity Dividend Income Fund are being created to facilitate the Reorganization and will commence operations prior to the closing of the Reorganization.
Fidelity® Equity Dividend Income Fund is a series of Fidelity Financial Trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Equity Dividend Income Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Equity Dividend Income Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Equity Dividend Income Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Equity Dividend Income Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information relating to this Information Statement, which is incorporated herein by reference.
Fidelity Financial Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights relating to Class A, Class C, Class M, Class I, and Class Z of Fidelity® Equity Dividend Income Fund, please refer to the “Description of the Trust(s) – Voting Rights” and the “Distributions and Taxes” sections, respectively, of the fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, relating to Class A, Class M, Class C, Class I, and Class Z of Fidelity® Equity Dividend Income Fund, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of the fund’s Prospectus, which is incorporated herein by reference .
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Equity Income Fund shareholders that have their Fidelity Advisor® Equity Income Fund shares exchanged for Fidelity® Equity Dividend Income Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Advisor® Equity Income Fund’s assets for Fidelity® Equity Dividend Income Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Equity Income Fund by Fidelity® Equity Dividend Income Fund is intended to qualify for

21

federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund, substantially to the effect that:
(i) The acquisition by Fidelity® Equity Dividend Income Fund of substantially all of the assets of Fidelity Advisor® Equity Income Fund in exchange solely for Fidelity® Equity Dividend Income Fund shares and the assumption by Fidelity® Equity Dividend Income Fund of all liabilities of Fidelity Advisor® Equity Income Fund followed by the distribution of Fidelity® Equity Dividend Income Fund shares to the Fidelity Advisor® Equity Income Fund shareholders in exchange for their Fidelity Advisor® Equity Income Fund shares in complete liquidation and termination of Fidelity Advisor® Equity Income Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Advisor® Equity Income Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Equity Dividend Income Fund in exchange solely for Fidelity® Equity Dividend Income Fund shares and the assumption by Fidelity® Equity Dividend Income Fund of all liabilities of Fidelity Advisor® Equity Income Fund, except that Fidelity Advisor® Equity Income Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Advisor® Equity Income Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Equity Dividend Income Fund shares received by Fidelity Advisor® Equity Income Fund in the Reorganization;
(iv) Fidelity® Equity Dividend Income Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Equity Income Fund in exchange solely for Fidelity® Equity Dividend Income Fund shares and the assumption of all liabilities of Fidelity Advisor® Equity Income Fund;
(v) The adjusted basis to Fidelity® Equity Dividend Income Fund of the assets of Fidelity Advisor® Equity Income Fund received by Fidelity® Equity Dividend Income Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Equity Income Fund immediately before the exchange;
(vi) Fidelity® Equity Dividend Income Fund’s holding periods with respect to the assets of Fidelity Advisor® Equity Income Fund that Fidelity® Equity Dividend Income Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Equity Income Fund (except where investment activities of Fidelity® Equity Dividend Income Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Advisor® Equity Income Fund shareholders will recognize no gain or loss upon receiving Fidelity® Equity Dividend Income Fund shares in exchange solely for Fidelity Advisor® Equity Income Fund shares;
(viii) The aggregate basis of the Fidelity® Equity Dividend Income Fund shares received by a Fidelity Advisor® Equity Income Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Equity Income Fund shares surrendered by the Fidelity Advisor® Equity Income Fund shareholder in exchange therefor; and
(ix) A Fidelity Advisor® Equity Income Fund shareholder’s holding period for the Fidelity® Equity Dividend Income Fund shares received by the Fidelity Advisor® Equity Income Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Equity Income Fund shareholder held Fidelity Advisor® Equity Income Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Equity Income Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were tax- able, then Fidelity Advisor® Equity Income Fund would recognize gain or loss on the transfer of its assets to Fidelity® Equity Dividend Income Fund, and each Fidelity Advisor® Equity Income Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Advisor® Equity Income Fund shares and the fair market value of the Fidelity® Equity Dividend Income Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Advisor® Equity Income Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Equity Income Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Equity Income Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning prior to the Reorganization). Any of the foregoing distributions may be taxable.

22

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of December 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Equity Income Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Equity Dividend Income Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Equity Dividend Income Fund’s ability to use Fidelity Advisor® Equity Income Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of December 31, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)
Fidelity Advisor® Equity Income Fund	November 30	$ 1,946	$ 8.3	$ 309.7
Fidelity® Equity Dividend Income Fund	November 30	$ 5,925	$ 31.8	$ 1,014.2

Shareholders of Fidelity Advisor® Equity Income Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state, local and foreign tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Advisor® Equity Income Fund is a diversified series of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Fidelity® Equity Dividend Income Fund is a diversified series of Fidelity Financial Trust (together with Fidelity Advisor Series I, the trusts), an open-end management investment company organized as a Massachusetts business trust on October 20, 1982. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Equity Income Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights for Fidelity Advisor® Equity Income Fund, please refer to the “Description of the Trust(s)” section of Fidelity Advisor® Equity Income Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information relating to Class A, Class C, Class M, Class I, and Class Z of Fidelity® Equity Dividend Income Fund, please refer to the “Description of the Trust” section of the Statement of Additional Information relating to this Information Statement, which is incorporated herein by reference.
Operations of Fidelity® Equity Dividend Income Fund Following the Reorganization
FMR does not expect Fidelity® Equity Dividend Income Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Equity Dividend Income Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Equity Dividend Income Fund in their current capacities. John Sheehy, who is currently the Portfolio Manager of Fidelity® Equity Dividend Income Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
The Acquiring Fund will be the accounting survivor.
Capitalization
The following table shows the capitalization of Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund as of November 30, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of November 30, 2024, the net assets of Fidelity Advisor® Equity Income Fund were $2,086,195,423, or 32.7% of Fidelity® Equity Dividend Income Fund.

23

Fidelity Advisor® Equity Income Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Equity Income Fund – Class A	$ 857,688,873	$ 36.74	23,347,995
Fidelity Advisor® Equity Income Fund – Class M	$ 596,279,070	$38.13	15,637,738
Fidelity Advisor® Equity Income Fund – Class C	$ 53,412,491	$37.36	1,429,561
Fidelity Advisor® Equity Income Fund – Class I	$ 429,310,903	$39.50	10,868,291
Fidelity Advisor® Equity Income Fund – Class Z	$ 149,504,086	$39.42	3,792,513

Fidelity® Equity Dividend Income Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Equity Dividend Income Fund – Retail Class	$5,792,232,939	$ 32.00	181,018,880
Fidelity® Equity Dividend Income Fund – Class K	$582,478,399	$31.99	18,208,370

Fidelity® Equity Dividend Income Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Equity Dividend Income Fund – Class A(b)	$857,688,873	$32.00(c)	26,802,777(d)
Fidelity® Equity Dividend Income Fund – Class M(b)	$ 596,279,070	$32.00(c)	18,633,721(d)
Fidelity® Equity Dividend Income Fund – Class C(b)	$ 53,412,491	$32.00(c)	1,669,140(d)
Fidelity® Equity Dividend Income Fund – Class I(b)	$ 429,310,903	$32.00(c)	13,415,966(d)
Fidelity® Equity Dividend Income Fund – Class Z(b)	$ 149,504,086	$32.00(c)	4,672,003(d)
Fidelity® Equity Dividend Income Fund – Retail Class	$ 5,792,232,939	$32.00	181,018,880
Fidelity® Equity Dividend Income Fund – Class K	$ 582,478,399	$31.99	18,208,370

(a)
Fidelity Advisor® Equity Income Fund’s estimated one-time Reorganization costs are approximately $173,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b)	Class will commence operations prior to the Reorganization.
(c)	Class is expected to launch at the Retail Class net asset value at time of launch.
(d)	Shares have been adjusted to reflect what will be issued post merger.
The table above assumes that the Reorganization occurred on November 30, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Equity Dividend Income Fund shares will be received by shareholders of Fidelity Advisor® Equity Income Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Equity Dividend Income Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of the Trust at a meeting held on October 16, 2024. The Board of Trustees determined that the Reorganization is in the best interests of shareholders of Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund and that the interests of existing shareholders of Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Fidelity Advisor® Equity Income Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of the trust may consider other proposals for the Reorganization or liquidation of the fund.

24

ADDITIONAL INFORMATION ABOUT THE FUNDS
Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Equity Dividend Income Fund have not commenced operations as of the end of Fidelity® Equity Dividend Income Fund’s fiscal year and financial highlights are not available. Fidelity® Equity Dividend Income Fund – Retail Class’s financial highlights for the last five fiscal years ended November 30 (audited) are shown in the table below:
Fidelity® Equity Dividend Income Fund – Retail Class

	Years ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$ 26.70	$ 28.03	$ 28.54	$ 24.68	$ 26.64
Income from Investment Operations
Net investment income (loss)A,B	.72	.69	.62	.63	.62
Net realized and unrealized gain (loss)	6.05	(.03)	2.06	3.88	(.46)
Total from investment operations	6.77	.66	2.68	4.51	.16
Distributions from net investment income	(.75)	(.63)	(.59)	(.64)	(.63)
Distributions from net realized gain	(.72)	(1.36)	(2.60)	(.01)	(1.50)
Total distributions	(1.47)	(1.99)	(3.19)	(.65)	(2.12)C
Net asset value, end of period	$32.00	$ 26.70	$ 28.03	$ 28.54	$ 24.68
Total ReturnD	26.27%	2.73%	9.72%	18.40%	.76%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	.55%	.58%	.58%	.58%	.60%
Expenses net of fee waivers, if any	.55%	.57%	.57%	.58%	.60%
Expenses net of all reductions	.55%	.57%	.57%	.58%	.59%
Net investment income (loss)	2.49%	2.61%	2.28%	2.21%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$5,792	$ 4,915	$ 5,186	$ 4,903	$ 4,409
Portfolio turnover rateG	45%	45%H	48%	47%	71%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Information Statement.

25

Fidelity Advisor® Equity Income Fund’s financial highlights for the last five fiscal years ended November 30 (audited) are shown in the tables below:
Fidelity Advisor® Equity Income Fund Class A

	Years ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$ 30.62	$ 31.78	$ 32.34	$ 27.88	$ 30.22
Income from Investment Operations
Net investment income (loss)A,B	.72	.69	.61	.58	.65
Net realized and unrealized gain (loss)	6.95	(.04)	2.32	4.53	(.67)
Total from investment operations	7.67	.65	2.93	5.11	(.02)
Distributions from net investment income	(.76)	(.64)	(.58)	(.65)	(.66)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	—C	(1.67)
Total distributions	(1.55)D	(1.81)	(3.49)	(.65)	(2.32)D
Net asset value, end of period	$36.74	$ 30.62	$ 31.78	$ 32.34	$ 27.88
Total ReturnE,F	25.92%	2.34%	9.34%	18.46%	.02%

Ratios to Average Net AssetsB,G,H
Expenses before reductions	.86%	.89%	.89%	.90%	.92%
Expenses net of fee waivers, if any	.86%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.86%	.89%	.89%	.89%	.92%
Net investment income (loss)	2.15%	2.30%	1.98%	1.80%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$858	$721	$741	$675	$591
Portfolio turnover rateI	50%	47%	47%	48%	65%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

26

Fidelity Advisor® Equity Income Fund Class M

	Years ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$ 31.72	$ 32.84	$ 33.30	$ 28.69	$ 31.02
Income from Investment Operations
Net investment income (loss)A,B	.66	.64	.56	.52	.60
Net realized and unrealized gain (loss)	7.21	(.03)	2.38	4.66	(.68)
Total from investment operations	7.87	.61	2.94	5.18	(.08)
Distributions from net investment income	(.67)	(.56)	(.49)	(.57)	(.59)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	—C	(1.67)
Total distributions	(1.46)D	(1.73)	(3.40)	(.57)	(2.25)D
Net asset value, end of period	$38.13	$ 31.72	$ 32.84	$ 33.30	$ 28.69
Total ReturnE,F	25.60%	2.12%	9.08%	18.16%	(.22)%

Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.10%	1.13%	1.13%	1.14%	1.16%
Expenses net of fee waivers, if any	1.10%	1.13%	1.13%	1.13%	1.16%
Expenses net of all reductions	1.10%	1.13%	1.13%	1.13%	1.15%
Net investment income (loss)	1.91%	2.06%	1.74%	1.56%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$596	$524	$571	$555	$534
Portfolio turnover rateI	50%	47%	47%	48%	65%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

27

Fidelity Advisor® Equity Income Fund Class C

	Years ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$ 31.11	$ 32.23	$ 32.75	$ 28.21	$ 30.52
Income from Investment Operations
Net investment income (loss)A,B	.47	.46	.37	.32	.45
Net realized and unrealized gain (loss)	7.06	(.02)	2.35	4.60	(.66)
Total from investment operations	7.53	.44	2.72	4.92	(.21)
Distributions from net investment income	(.49)	(.39)	(.32)	(.37)	(.43)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	—C	(1.67)
Total distributions	(1.28)D	(1.56)	(3.24)D	(.38)D	(2.10)
Net asset value, end of period	$37.36	$ 31.11	$ 32.23	$ 32.75	$ 28.21
Total ReturnE,F	24.93%	1.57%	8.46%	17.51%	(.77)%

Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.62%	1.68%	1.68%	1.70%	1.72%
Expenses net of fee waivers, if any	1.61%	1.67%	1.68%	1.69%	1.72%
Expenses net of all reductions	1.61%	1.67%	1.68%	1.69%	1.72%
Net investment income (loss)	1.40%	1.52%	1.19%	1.00%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$53	$51	$68	$52	$63
Portfolio turnover rateI	50%	47%	47%	48%	65%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the contingent deferred sales charge.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

28

Fidelity Advisor® Equity Income Fund Class I

	Years ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$ 32.81	$ 33.91	$ 34.28	$ 29.51	$ 31.85
Income from Investment Operations
Net investment income (loss)A,B	.86	.82	.73	.70	.75
Net realized and unrealized gain (loss)	7.46	(.04)	2.47	4.80	(.70)
Total from investment operations	8.32	.78	3.20	5.50	.05
Distributions from net investment income	(.83)	(.71)	(.65)	(.73)	(.72)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	—C	(1.67)
Total distributions	(1.63)	(1.88)	(3.57)D	(.73)	(2.39)
Net asset value, end of period	$39.50	$ 32.81	$ 33.91	$ 34.28	$ 29.51
Total ReturnE	26.19%	2.60%	9.62%	18.75%	.27%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.61%	.65%	.65%	.65%	.67%
Expenses net of fee waivers, if any	.61%	.65%	.65%	.65%	.67%
Expenses net of all reductions	.61%	.64%	.65%	.65%	.66%
Net investment income (loss)	2.40%	2.54%	2.22%	2.05%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 429	$368	$359	$244	$178
Portfolio turnover rateH	50%	47%	47%	48%	65%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

29

Fidelity Advisor® Equity Income Fund Class Z

	Years ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$ 32.76	$ 33.86	$ 34.24	$ 29.48	$ 31.82
Income from Investment Operations
Net investment income (loss)A,B	.91	.86	.77	.75	.79
Net realized and unrealized gain (loss)	7.44	(.03)	2.46	4.78	(.70)
Total from investment operations	8.35	.83	3.23	5.53	.09
Distributions from net investment income	(.90)	(.76)	(.70)	(.77)	(.76)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	—C	(1.67)
Total distributions	(1.69)D	(1.93)	(3.61)	(.77)	(2.43)
Net asset value, end of period	$39.42	$ 32.76	$ 33.86	$ 34.24	$ 29.48
Total ReturnE	26.37%	2.75%	9.77%	18.89%	.43%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.47%	.51%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.46%	.50%	.51%	.51%	.52%
Expenses net of all reductions	.46%	.50%	.51%	.51%	.52%
Net investment income (loss)	2.55%	2.69%	2.36%	2.18%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$150	$143	$117	$35	$26
Portfolio turnover rateH	50%	47%	47%	48%	65%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund’s financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Information Statement.
Expenses
FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Equity Dividend Income Fund that occur after the Closing Date will be borne by Fidelity® Equity Dividend Income Fund.

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Fidelity Advisor® Equity Income Fund will reimburse brokerage firms and others for their reasonable expenses in forwarding material to the beneficial owners of shares to the extent such costs exceed the portion of costs borne by FMR. The costs are allocated on a pro rata basis to each class of the fund based on the net assets of each class relative to the total net assets of the fund.
For a free copy of the funds’ Form N-CSR for the fiscal year ended November 30, 2024 call 1-800-544-8544 (Retail Class) or 1-877-208-0098 (Advisor Classes), visit www.fidelity.com (Retail Class) or institutional.fidelity.com (Advisor Classes), or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
Share Ownership
As of January 31, 2025, shares of each class of Fidelity Advisor® Equity Income Fund and Fidelity® Equity Dividend Income Fund issued and outstanding were as follows:

Number of Shares
Fidelity Advisor® Equity Income Fund – Class A	24,473,328
Fidelity Advisor® Equity Income Fund – Class M	16,221,454
Fidelity Advisor® Equity Income Fund – Class C	1,554,890
Fidelity Advisor® Equity Income Fund – Class I	10,261,104
Fidelity Advisor® Equity Income Fund – Class Z	1,809,765
Fidelity® Equity Dividend Income Fund – Retail Class	189,573,289
Fidelity® Equity Dividend Income Fund – Class K	19,808,194

Fidelity Advisor® Equity Dividend Income Fund - Class A, Class M, Class C, Class I, and Class Z, are newly created classes and will not issue shares until after the Closing Date of the Reorganization.
As of January 31, 2025, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.
As of January 31, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner	City	State	Ownership %
Fidelity Advisor® Equity Income Fund – Class A	PERSHING LLC	JERSEY CITY	NJ	7.77%
Fidelity Advisor® Equity Income Fund – Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	5.76%
Fidelity Advisor® Equity Income Fund – Class A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	5.74%
Fidelity Advisor® Equity Income Fund – Class C	PERSHING LLC	JERSEY CITY	NJ	16.85%
Fidelity Advisor® Equity Income Fund – Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	8.85%
Fidelity Advisor® Equity Income Fund – Class C	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	7.77%
Fidelity Advisor® Equity Income Fund – Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	6.36%
Fidelity Advisor® Equity Income Fund – Class I	NEW HAMPSHIRE HIGHER EDUCATION SAVINGS PLAN TRUST	MERRIMACK	NH	24.73%
Fidelity Advisor® Equity Income Fund – Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	16.28%
Fidelity Advisor® Equity Income Fund – Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	6.17%
Fidelity Advisor® Equity Income Fund – Class I	CHET ADVISOR 529 EQUITY INCOME PORTFOLIO	MERRIMACK	NH	5.78%
Fidelity Advisor® Equity Income Fund – Class M	PAYCHEX SECURITIES CORP	WEST HENRIETTA	NY	23.42%
Fidelity Advisor® Equity Income Fund – Class M	ADP BROKER-DEALER INC	BOSTON	MA	7.33%
Fidelity Advisor® Equity Income Fund – Class Z	MID ATLANTIC CLEARING & SETTLEMENT	PITTSBURGH	PA	19.28%
Fidelity Advisor® Equity Income Fund – Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.45%

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MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of Fidelity® Equity Dividend Income Fund shares have been passed upon by Dechert LLP, counsel to the trust.
Experts
The audited financial statements of Fidelity® Equity Dividend Income Fund are incorporated by reference into the Statement of Additional Information relating to this Information Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended November 30, 2024. The audited financial statements of Fidelity Advisor® Equity Income Fund are incorporated by reference into the Statement of Additional Information relating to this Information Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended November 30, 2024. The financial statements audited by PricewaterhouseCoopers LLP and Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise the Trust, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts, 02210, whether other persons are beneficial owners of shares for which the Information Statement is being mailed and, if so, the number of copies of the Information Statement and Annual Report you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of October 16, 2024, by and between Fidelity Advisor Series I (the Acquired Fund Trust), a Massachusetts business trust, on behalf of its series Fidelity Advisor® Equity Income Fund (the Acquired Fund), and Fidelity Financial Trust (the Acquiring Fund Trust), a Massachusetts business trust, on behalf of its series Fidelity® Equity Dividend Income Fund (the Acquiring Fund). Fidelity Advisor Series I and Fidelity Financial Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust”. The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated January 29, 2024, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial High-lights, and the Schedule of Investments (including market values) of the Acquired Fund on November 30, 2023, as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS, have been furnished to the Acquiring Fund together with such financial statements and schedule of investments (including market values) for the six month period ended May 31, 2024. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 2023 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since November 30, 2023;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the information statement of the Acquired Fund included therein (Information Statement), on the effective date of the Registration Statement and insofar as they relate

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to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Information Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated January 29, 2024, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement,

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indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund on November 30, 2023, as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS, have been furnished to the Acquired Fund together with such financial statements and schedule of investments (including market values) for the six month period ended May 31, 2024. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 2023 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since November 30, 2023;
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on November 30, 2025;
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;
(m) The Registration Statement and the Information Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.
(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and

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other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund Shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.
(c) The net asset value per share of the Acquiring Fund Shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund Shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectuses and Statements of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund Shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Information Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.
(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

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(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on
June 6, 2025, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).
(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. TERMINATION OF THE ACQUIRED FUND.
The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by the Board of Trustees of the Acquired Fund Trust on behalf of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(g)	Reserved;
(h) That there has been no material adverse change in the Acquired Fund’s financial position since November 30, 2023, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

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9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund Shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) Reserved;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.
(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.
(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.
(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).
(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

38

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

39

15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

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Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.9918604.100	AEI25-N14- 0325

Fidelity Advisor® Equity Income Fund

A Series of Fidelity Advisor Series I

Fidelity® Equity Dividend Income Trust

A Series of Fidelity Financial Trust

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

March 24, 2025

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Advisor® Equity Income Fund (Acquired Fund), a series of Fidelity Advisor Series I, by Fidelity® Equity Dividend Income Fund (Acquiring Fund), a series of Fidelity Financial Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Information Statement which relates to the Reorganization. As described in the Information Statement, Acquiring Fund will acquire all of the assets of Acquired Fund and assume all of Acquired Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Acquiring Fund.

This SAI is not a prospectus and should be read in conjunction with the Information Statement. The Information Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus (Class A, Class M, Class C, Class I, and Class Z) of Fidelity® Equity Dividend Income Fund dated February 14, 2025, which was previously filed via EDGAR (Accession No. 0000708191-25-000048).
2.	The Statement of Additional Information (Class A, Class M, Class C, Class I, and Class Z) of Fidelity® Equity Dividend Income Fund dated February 14, 2025, which was previously filed via EDGAR (Accession No. 0000708191-25-000048).

3.	The Prospectus (Class A, Class M, Class C, Class I, and Class Z) of Fidelity Advisor® Equity Income Fund dated January 29, 2025, as supplemented, which was previously filed via EDGAR (Accession No. 0000722574-25-000061).

4.	The Statement of Additional Information (Class A, Class M, Class C, Class I, and Class Z) of Fidelity Advisor® Equity Income Fund dated January 29, 2025, which was previously filed via EDGAR (Accession No. 0000722574-25-000061).

5.	The Financial Statements included in the Form N-CSR of Fidelity® Equity Dividend Income Fund for the fiscal year ended November 30, 2024, which was previously filed via EDGAR (Accession No. 0000708191-25-000010).

6.	The Financial Statements included in the Form N-CSR of Fidelity Advisor® Equity Income Fund for the fiscal year ended November 30, 2024, which was previously filed via EDGAR (Accession No. 0000722574-25-000054).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Fund and those of the Acquiring Fund.

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1)       any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2)       any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits
(1)	(1)	Amended and Restated Declaration of Trust, dated September 18, 2002, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 38.
(2)	Amendment to the Declaration of Trust, dated March 16, 2005, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 44.
(3)	Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 51.

(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization between Fidelity Advisor Series I: Fidelity Advisor Equity Income Fund and Fidelity Financial Trust: Fidelity Equity Dividend Income Fund is filed herein as Exhibit 1 to the Information Statement and Prospectus.
(5)	Articles III, VIII, X and X1 of the Amended and Restated Declaration of Trust, dated September 18, 2002, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 38; and Article VIII of the Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 51
(6)	(1)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Convertible Securities Fund is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 83.
(2)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Equity Dividend Income Fund is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 86.
(3)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(4)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 86.
(5)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(6)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 86.
(7)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(8)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 86.
(7)	(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Financial Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Convertible Securities Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 77.
(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Financial Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Equity Dividend Income Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 77.

(3)	Form of Selling Dealer Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.
(4)	Form of Bank Agency Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 171.
(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.
(9)	(1)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Equity Dividend Income Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.
(2)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Convertible Securities Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(10)	(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Convertible Securities Fund: Retail Class, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 77.
(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Convertible Securities Fund: Fidelity Advisor Convertible Securities Fund Class A, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 77.
(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Convertible Securities Fund: Fidelity Advisor Convertible Securities Fund Class C, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 77.
(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Convertible Securities Fund: Fidelity Advisor Convertible Securities Fund Class I, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 77.
(5)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Convertible Securities Fund: Fidelity Advisor Convertible Securities Fund Class M, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 77.
(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Convertible Securities Fund: Fidelity Advisor Convertible Securities Fund Class Z, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 77.
(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Equity Dividend Income Fund: Retail Class, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 77.
(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Equity Dividend Income Fund: Class K, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 77.
(9)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Equity Dividend Income Fund: Fidelity Advisor Equity Dividend Income Fund: Class A, is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 86.
(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Equity Dividend Income Fund: Fidelity Advisor Equity Dividend Income Fund: Class M, is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 86.
(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Equity Dividend Income Fund: Fidelity Advisor Equity Dividend Income Fund: Class C, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 86.

(12)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Equity Dividend Income Fund: Fidelity Advisor Equity Dividend Income Fund: Class I, is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 86.
(13)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Equity Dividend Income Fund: Fidelity Advisor Equity Dividend Income Fund: Class Z, is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 86.
(14)	Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(1) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(15)	Schedule I (Equity), dated January 1, 2025, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 86.
(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Financial Trust’s N-14.
(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.
(13)	Not applicable.
(14)	(1) Consent of PricewaterhouseCoopers LLP, dated March 20, 2025, is filed herein as Exhibit 14(1).

(2) Consent of Deloitte & Touche LLP, dated March 20, 2025, is filed herein as Exhibit 14(2).

(15)	Not applicable.
(16)	Power of Attorney, dated December 1, 2024, is filed herein as Exhibit 16.
(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.
(3)	The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 24th day of March 2025.

Fidelity Financial Trust

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	March 24, 2025
Stacie M. Smith		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	March 24, 2025
Stephanie Caron		(Principal Financial Officer)

/s/ Vijay C. Advani	*	Trustee	March 24, 2025
Vijay C. Advani

/s/ Thomas P. Bostick	*	Trustee	March 24, 2025
Thomas P. Bostick

/s/ Donald F. Donahue	*	Trustee	March 24, 2025
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	March 24, 2025
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	March 24, 2025
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	March 24, 2025
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	March 24, 2025
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	March 24, 2025
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	March 24, 2025
Oscar Munoz

/s/ Karen B. Peetz	*	Trustee	March 24, 2025
Karen B. Peetz

/s/ David M. Thomas	*	Trustee	March 24, 2025
David M. Thomas

/s/ Susan Tomasky	*	Trustee	March 24, 2025
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	March 24, 2025
Michael E. Wiley

*By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated December 1, 2024, and filed herewith.